SCHEDULE OF RECONCILIATION OF FAIR VALUE BALANCE OF FINANCIAL INSTRUMENTS (Details) - Level 1 of fair value hierarchy [member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Financial assets at fair value, beginning balance	$ 55,642
Purchases		55,240
Disposals	(27,639)
Gain	611	402
Financial assets at fair value, ending balance	$ 28,614	$ 55,642